UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018

Dreyfus Founders Funds, Inc.
--------------------------------------------------------------
(Exact name of registrant as specified in charter)

210 University Boulevard, Suite 800, Denver, Colorado 80206
--------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kenneth R. Christoffersen, Esq.
210 University Boulevard, Suite 800, Denver, Colorado 80206
--------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

STATEMENT OF INVESTMENTS
Dreyfus Founders Balanced Fund
March 31, 2007 (Unaudited)

Common Stocks--60.5%	Shares	Value ($)

Aerospace & Defense--.4%
Empresa Brasileira de Aeronautica,
ADR	5,187	237,876
Airlines--.2%
US Airways Group	2,911 a	132,392
Apparel Retail--.3%
Gap	9,469	162,961
Application Software--.7%
Autodesk	4,165 a	156,604
Cognos	6,094 a	240,043
		396,647
Asset Management & Custody Banks--.4%
State Street	3,568	231,028
Biotechnology--1.5%
Amylin Pharmaceuticals	10,309 a	385,144
Genentech	4,424 a	363,299
Genzyme	2,723 a	163,434
		911,877
Building Products--.1%
Masco	3,221	88,255
Communications Equipment--3.3%
Cisco Systems	44,830 a	1,144,510
Corning	17,212 a	391,401
Nokia, ADR	19,037	436,328
		1,972,239
Computer & Electronics Retail--1.6%
Best Buy	19,053	928,262
Computer Hardware--4.1%
Apple Computer	9,942 a	923,711
Diebold	10,950	522,425
Hewlett-Packard	19,057	764,948
Sun Microsystems	36,726 a	220,723
		2,431,807
Computer Storage & Peripherals--1.5%
EMC/Massachusetts	20,256 a	280,546
SanDisk	6,226 a	272,699
Seagate Technology	14,008	326,386
		879,631
Data Processing & Outsourced Services--.8%
Automatic Data Processing	6,383	308,937
Western Union	8,110	178,015
		486,952
Department Stores--1.3%
Federated Department Stores	16,926	762,516
Diversified Chemicals--.5%
E.I. du Pont de Nemours & Co.	6,383	315,512

Environmental & Facilities Services--.5%
Waste Management	8,856	304,735
Exchange Traded Funds--3.0%
iShares Russell 1000 Growth Index
Fund	10,838	603,243
Powershares QQQQ Trust Series 1	13,049	568,023
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	4,238	601,796
		1,773,062
Food Retail--.6%
Whole Foods Market	8,493	380,911
Health Care Equipment--1.7%
Medtronic	7,459	365,939
Zimmer Holdings	7,853 a	670,725
		1,036,664
Health Care Services--.5%
Quest Diagnostics	5,879	293,186
Home Entertainment Software--1.0%
Electronic Arts	12,205 a	614,644
Home Furnishing Retail--.6%
Bed Bath & Beyond	9,338 a	375,107
Home Improvement Retail--.4%
Home Depot	6,753	248,105
Household Products--3.0%
Clorox	4,615	293,929
Colgate-Palmolive	10,843	724,204
Procter & Gamble	11,695	738,656
		1,756,789
Hypermarkets & Super Centers--1.7%
Wal-Mart Stores	21,180	994,401
Industrial Conglomerates--2.2%
General Electric	37,698	1,333,001
Integrated Oil & Gas--2.2%
Chevron	4,345	321,356
Exxon Mobil	12,862	970,438
		1,291,794
Internet Retail--.4%
eBay	6,451 a	213,851
Internet Software & Services--1.5%
Google, Cl. A	1,031 a	472,363
Yahoo!	12,417 a	388,528
		860,891
Investment Banking & Brokerage--2.4%
Charles Schwab	24,201	442,636
Goldman Sachs Group	2,811	580,837
Morgan Stanley	5,383	423,965
		1,447,438
Life Sciences Tools & Services--1.0%
Pharmaceutical Product Development	5,868	197,693
Thermo Fisher Scientific	8,606 a	402,330
		600,023
Managed Health Care--.6%

UnitedHealth Group			6,808	360,620
Movies & Entertainment--.7%
Walt Disney			11,670	401,798
Multi-Line Insurance--.5%
American International Group			4,426	297,516
Oil & Gas Equipment & Services--.5%
Schlumberger			4,388	303,211
Other Diversified Financial Services--.4%
Citigroup			4,720	242,325
Packaged Foods & Meats--1.3%
Cadbury Schweppes, ADR			4,655	239,127
Dean Foods			6,791 a	317,411
Unilever (NY Shares)			7,571	221,225
				777,763
Personal Products--1.2%
Avon Products			19,250	717,255
Pharmaceuticals--5.9%
Allergan			5,066	561,414
Bristol-Myers Squibb			7,544	209,421
Covance			6,181 a	366,781
Eli Lilly & Co.			3,560	191,208
Johnson & Johnson			12,029	724,868
Pfizer			12,038	304,080
Schering-Plough			23,843	608,235
Wyeth			9,393	469,932
				3,435,939
Semiconductor Equipment--.5%
KLA-Tencor			5,257	280,303
Semiconductors--2.6%
Broadcom, Cl. A			5,853 a	187,706
Marvell Technology Group			26,844 a	451,248
Maxim Integrated Products			12,120	356,328
Texas Instruments			18,787	565,488
				1,560,770
Soft Drinks--.3%
PepsiCo			2,902	184,451
Specialized Finance--.6%
Chicago Mercantile Exchange
Holdings, Cl. A			638	339,709
Systems Software--4.4%
Adobe Systems			24,310 a	1,013,727
Microsoft			55,762	1,554,087
				2,567,814
Technology Distributors--.5%
Gilead Sciences			3,817 a	292,001
Tobacco--1.1%
Altria Group			7,260	637,501
Total Common Stocks
(cost $32,101,579)				35,861,533
	Coupon	Maturity	Principal
Bonds and Notes--36.9%	Rate (%)	Date	Amount ($)	Value ($)

Aluminum--.1%

Alcan,
Notes	6.13	12/15/33	45,000	43,757
Asset-Backed Ctfs./Auto Receivables--.3%
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	74,000	73,617
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	100,000	100,363
				173,980
Asset-Backed Ctfs./Credit Cards--.7%
BA Credit Card Trust,
Ser. 2007-C1, Cl. C1	5.61	6/15/14	200,000 b	199,914
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	5.54	1/9/12	190,000 b	190,067
				389,981
Autos--.1%
DaimlerChrysler N.A. Holding,
Gtd. Notes	8.50	1/18/31	25,000	31,222
Building Products--.0%
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	15,000 c	15,321
Cable Television--.2%
Comcast Cable Communications,
Gtd. Notes	6.88	6/15/09	40,000	41,414
Comcast,
Gtd. Notes	5.50	3/15/11	65,000	65,711
				107,125
Casinos--.0%
MGM Mirage,
Gtd. Notes	8.38	2/1/11	25,000	26,313
Cellular Telephone--.1%
New Cingular Wireless,
Sr. Notes	8.75	3/1/31	20,000	25,798
Nextel Partners,
Gtd. Notes	8.13	7/1/11	50,000	52,226
				78,024
Commercial Banks--.9%
Compass Bank,
Notes	5.50	4/1/20	110,000	108,193
Glitnir Banki,
Sub. Notes	6.69	6/15/16	100,000 b,c	104,830
Landsbanki Islands,
Notes	6.10	8/25/11	50,000 c	51,312
Societe Generale,
Notes	5.92	12/29/49	100,000 b,c	100,126
Wachovia Bank N.A.,
Sub. Notes	5.00	8/15/15	115,000	111,553
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	85,000	86,574
				562,588
Commercial Mortgage Pass-Through Ctfs.--2.0%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,

Cl. AAB	5.17	12/1/38	190,000	188,666
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	30,000	30,405
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T24,
Cl. AAB	5.53	10/12/41	110,000	111,464
Citigroup/Deutsche Bank Commercial
Mortgage, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	110,000	110,150
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	65,000 b	65,312
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	55,000 c	54,486
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	45,000 c	45,054
Greenwich Capital Commercial
Funding, Ser. 2007-GG9, Cl. AAB	5.44	3/10/39	145,000	146,134
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	5.88	4/15/45	125,000 b	129,570
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	110,000	110,119
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	215,000	220,145
				1,211,505
Construction,Farm Machinery&Heavy Trucks--.1%
Terex,
Gtd. Notes	7.38	1/15/14	30,000	30,900
Consumer Finance--.6%
HSBC Finance,
Notes	5.50	1/19/16	110,000	109,344
John Deere Capital,
Notes	5.40	9/1/09	110,000 b	109,991
SLM,
Notes, Ser. A	5.00	4/15/15	115,000	111,220
				330,555
Containers-Metal & Glass--.0%
Ball,
Gtd. Notes	6.88	12/15/12	15,000	15,150
Containers-Paper--.1%
Sealed Air,
Notes	5.63	7/15/13	60,000 c	60,175
Credit Cards--.1%
American Express Credit,
Notes	5.38	11/9/09	40,000 b	40,005
Diversified--.1%
Leucadia National,
Sr. Notes	7.13	3/15/17	65,000 c	64,594
Diversified Financial Services--.3%
BTM (Curacao) Holdings,

Bank Gtd. Notes	4.76	7/21/15	175,000 b,c	171,748
Drug Retail--.0%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	25,000	25,460
El/Electronic Goods And Defense--.1%
L-3 Communications,
Gtd. Notes	6.13	7/15/13	30,000	29,550
L-3 Communications,
Sr. Unscd. Notes	6.13	1/15/14	25,000	24,563
				54,113
Electric - Integrated--1.6%
Cleveland Electris Illumination,
Sr. Unscd. Notes	5.70	4/1/17	50,000	49,699
Connecticut Light and Power,
First Mortgage Bonds	5.38	3/1/17	100,000	99,049
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. D	5.30	12/1/16	90,000	89,323
Consumers Energy,
First Mortgage Bonds	5.65	4/15/20	55,000	54,301
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	100,000	109,919
DTE Energy,
Sr. Unsub. Notes	6.35	6/1/16	55,000	57,518
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	110,000	111,906
Gulf Power,
Sr. Unsub. Notes, Ser. M	5.30	12/1/16	110,000	109,172
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	52,215
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	33,056
PacifiCorp,
First Mortgage Bonds,	6.90	11/15/11	150,000	160,273
Southern,
Sr. Unsub. Notes, Ser. A	5.30	1/15/12	25,000	25,167
				951,598
Environmental Control--.3%
Allied Waste of North America,
Scd. Notes, Ser. B	5.75	2/15/11	20,000	19,500
Allied Waste,
Scd. Notes	6.38	4/15/11	20,000	19,950
Republic Services,
Sr. Notes	6.75	8/15/11	80,000	84,174
Waste Management,
Gtd. Notes	7.38	5/15/29	50,000	54,965
				178,589
Finance--.1%
Cit Group,
Sr. Notes	5.48	3/12/10	85,000 b	84,939
Food Retail--.1%
Safeway,
Sr. Unscd. Notes	5.63	8/15/14	45,000	44,352

Foreign/Governmental--.1%
United Mexican States,
Notes, Ser. A	6.75	9/27/34	51,000	55,616
Forest Products--.1%
Weyerhaeuser,
Debs.	7.25	7/1/13	40,000	43,413
Insurance-Property & Casualty--.1%
Ace INA Holdings,
Gtd. Notes	5.70	2/15/17	50,000	50,208
Integrated Oil & Gas--.2%
PC Financial Partnership,
Notes	5.00	11/15/14	115,000	110,811
Integrated Telecommunication Services--.5%
AT & T,
Sr. Unscd. Notes	7.30	11/15/11	100,000	108,556
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	50,000	61,933
KPN,
Sr. Unsub. Bonds	8.38	10/1/30	22,000	24,906
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	100,000	102,508
				297,903
Investment Banking & Brokerage--3.1%
Bear Stearns Cos.,
Sr. Unscd. Notes	5.50	8/15/11	90,000	90,912
Bear Stearns,
Notes	3.25	3/25/09	170,000	164,099
Credit Suisse First Boston USA,
Notes	4.13	1/15/10	165,000	161,284
Credit Suisse USA,
Sr. Unsub. Notes	5.50	8/16/11	125,000	126,867
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	110,000	107,865
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	120,000	115,800
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	115,000	113,199
Kaupthing Bank,
Sub. Notes	7.13	5/19/16	100,000 c	108,173
Lehman Brothers Holdings,
Notes	4.25	1/27/10	165,000	161,628
Lehman Brothers Holdings,
Notes	5.50	4/4/16	85,000	84,520
Merrill Lynch & Co.,
Notes	4.79	8/4/10	165,000	163,340
Merrill Lynch & Co.,
Sub. Notes	6.22	9/15/26	165,000	165,376
Morgan Stanley,
Notes	4.00	1/15/10	170,000	165,230
Morgan Stanley,
Sr. Unscd. Notes	6.25	8/9/26	100,000	102,662
				1,830,955

Investment Managers--.2%
Amvescap,
Sr. Unscd. Notes	5.38	12/15/14	115,000	113,794
Leasing--.2%
Boeing Capital,
Sr. Notes	7.38	9/27/10	100,000	107,401
Life Insurance--.3%
Lincoln National,
Jr. Sub. Cap. Secs.	7.00	5/17/66	105,000 b	110,030
Prudential Financial,
Notes	5.10	12/14/11	40,000	39,927
				149,957
Lodging & Entertainment--.0%
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes	6.13	2/15/13	30,000	29,550
Machinery-Agricultural--.1%
Case New Holland,
Gtd. Notes	7.13	3/1/14	35,000	36,400
Medical-Hosp Mgt & Svc--.1%
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000	29,839
Mortgage Banking--.4%
Countrywide Financial,
Gtd. Notes, Ser. A	5.62	12/19/08	40,000 b	40,020
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	115,000	109,014
Residential Capital,
Gtd. Notes	6.13	11/21/08	55,000	54,972
Residential Capital,
Sr. Notes	6.50	4/17/13	55,000	54,478
				258,484
Multi-Line Insurance--.6%
American International Group,
Sr. Notes	5.05	10/1/15	115,000	112,514
American International Group,
Notes	5.38	10/18/11	50,000	50,572
Assurant,
Sr. Notes	6.75	2/15/34	50,000	53,707
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	115,000	111,649
				328,442
Multimedia--.2%
AOL Time Warner,
Gtd. Notes	6.75	4/15/11	50,000	52,693
News America Holdings,
Debs.	7.70	10/30/25	50,000	56,937
				109,630
Oil & Gas Exploration--.0%
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	10,000	10,475
Paper & Paper Related--.1%
Georgia-Pacific,

Gtd. Notes	7.00	1/15/15	40,000 c	40,200
Temple-Inland,
Bonds	6.63	1/15/18	45,000	47,307
				87,507
Real Estate--.3%
Duke Realty,
Sr. Notes	5.88	8/15/12	85,000	86,728
ERP Operating,
Notes	5.13	3/15/16	60,000	58,515
ERP Operating,
Unscd. Notes	5.20	4/1/13	50,000	49,691
				194,934
Real Estate Investment Trusts--.8%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	60,000	59,234
Boston Properties,
Sr. Notes	5.63	4/15/15	85,000	86,207
Federal Realty Investment Trust,
Notes	6.00	7/15/12	20,000	20,541
Federal Realty Investment Trust,
Bonds	6.20	1/15/17	55,000	56,984
Healthcare Realty Trust,
Sr. Notes	8.13	5/1/11	50,000	54,463
Host Hotels & Resorts,
Gtd. Notes	6.88	11/1/14	10,000	10,150
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	19,861
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	54,048
Simon Property,
Notes	5.63	8/15/14	85,000	85,994
				447,482
Regional Banks--.2%
Capital One Financial,
Sr. Unsub. Notes	5.62	9/10/09	105,000 b	105,259
Retail Trade-Department Stores--.1%
Federated Retail Holding,
Gtd. Bonds	5.35	3/15/12	20,000	19,948
Federated Retail Holding,
Gtd. Notes	5.90	12/1/16	20,000	19,925
				39,873
Savings & Loans--1.3%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	55,000	57,750
Washington Mutual,
Sub. Notes	4.63	4/1/14	150,000	140,311
Washington Mutual,
Sub. Notes	8.25	4/1/10	540,000	583,381
				781,442
Specialty Chemicals--.0%
Lubrizol,
Sr. Notes	5.50	10/1/14	30,000	29,361

Transportation-Rail--.3%
Norfolk Southern,
Sr. Notes	6.75	2/15/11	50,000	52,411
Union Pacific,
Notes	3.88	2/15/09	85,000	83,042
Union Pacific,
Notes	5.75	10/15/07	25,000	25,040
				160,493
U.S. Government Agencies--3.8%
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	390,000	382,301
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,035,000	1,019,972
Tennessee Valley Authority,
Bonds, Ser. A	5.63	1/18/11	800,000	821,049
				2,223,322
U.S. Government Agencies/Mortgage-Backed--12.1%
Federal Home Loan Mortgage Corp
4.50%, 2/1/10 - 4/1/19			1,056,173	1,033,983
5.50%, 4/15/14			425,000	425,927
Federal National Mortgage Association
5.00%			1,965,000 [d]	1,912,182
5.50%			2,000,000 [d]	1,979,360
6.00%			1,865,000 [d]	1,886,689
				7,238,141
U.S. Government Securities--3.8%
U.S. Treasury Bonds	4.50	2/15/36	546,000	514,775
U.S. Treasury Notes	4.63	12/31/11	1,000,000	1,003,320
U.S. Treasury Notes	4.63	2/29/12	225,000	225,835
U.S. Treasury Notes	4.63	11/15/16	125,000	124,634
U.S. Treasury Notes	4.88	1/31/09	45,000	45,178
U.S. Treasury Notes	4.88	8/15/16	335,000	340,313
U.S. Treasury Notes	5.13	5/15/16	45,000	46,528
				2,300,583
Total Bonds and Notes
(cost $21,792,452)				21,863,269

Long Term Municipal Bond--.3%

Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds
(cost $200,249)	7.43	6/1/34	200,000 [b]	199,258

Other Investment--14.3%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,496,000)			8,496,000 [e]	8,496,000
Total Investments (cost $62,590,280)			112.0%	66,420,060
Liabilities, Less Cash and Receivables			(12.0%)	(7,137,553)
Net Assets			100.0%	59,282,507
ADR - American Depository Receipts

a	Non-income producing security.
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $816,019 or 1.4% of net assets.
d	Purchased on a forward commitment basis.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders Discovery Fund
March 31, 2007 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)

Air Freight & Logistics--1.7%
Hub Group, Cl. A	86,034 a	2,494,126
UTi Worldwide	84,420	2,075,044
		4,569,170
Airlines--.5%
Alaska Air Group	34,620 a	1,319,022
Apparel, Accessories & Luxury Goods--.5%
Kenneth Cole Productions, Cl. A	52,080	1,336,894
Apparel Retail--1.6%
Aeropostale	34,090 a	1,371,441
Cache	84,530 a	1,500,407
Coldwater Creek	68,480 a	1,388,774
		4,260,622
Application Software--4.5%
BEA Systems	113,980 a	1,321,028
Epicor Software	156,920 a	2,182,757
Informatica	157,800 a	2,119,254
Kronos/MA	35,290 a	1,888,015
Lawson Software	165,280 a	1,337,115
Transaction Systems Architects	38,060 a	1,232,763
Ultimate Software Group	71,790 a	1,880,180
		11,961,112
Automobile Manufacturers--.6%
Winnebago Industries	44,235	1,487,623
Biotechnology--3.8%
Alnylam Pharmaceuticals	95,380 a	1,716,840
Applera - Celera Genomics Group	95,180 a	1,351,556
Array BioPharma	82,710 a	1,050,417
Enzon Pharmaceuticals	183,540 a	1,495,851
InterMune	61,680 a	1,521,029
Medarex	62,810 a	812,761
Rigel Pharmaceuticals	127,650 a	1,386,279
Sangamo BioSciences	114,971 a	781,803
		10,116,536
Building Products--.5%
Interface, Cl. A	84,260	1,347,317
Coal & Consumable Fuels--.6%
Foundation Coal Holdings	45,100	1,548,734
Communications Equipment--4.3%
Arris Group	175,870 a	2,476,250
C-COR	150,500 a	2,085,930
MasTec	243,630 a	2,682,366
NETGEAR	73,470 a	2,096,099
Polycom	42,600 a	1,419,858
Sirenza Microdevices	101,780 a	877,344
		11,637,847

Computer Storage & Peripherals--.7%
Brocade Communications Systems	208,780 a	1,987,586
Construction & Engineering--2.9%
Quanta Services	80,620 a	2,033,236
Washington Group International	87,590 a	5,817,728
		7,850,964
Construction,Farm Machinery&Heavy Trucks--.8%
Bucyrus International, Cl. A	40,327	2,076,840
Consumer Finance--.7%
First Cash Financial Services	83,602 a	1,862,653
Data Processing & Outsourced Services--3.1%
eFunds	78,070 a	2,081,346
Global Cash Access Holdings	180,110 a	3,006,036
Lightbridge	42,913 a	753,981
Wright Express	79,780 a	2,419,727
		8,261,090
Diversified Commercial & Professional Service.--2.3%
Bright Horizons Family Solutions	51,030 a	1,926,382
Copart	91,820 a	2,571,878
Ritchie Brothers Auctioneers	28,810	1,685,961
		6,184,221
Diversified Metals & Mining--.3%
Northern Orion Resources	182,600 a	743,182
Drug Retail--1.0%
Longs Drug Stores	51,520	2,660,493
Educational Services--.3%
Capella Education	27,699	929,024
Electrical Components & Equipment--.5%
FLIR Systems	39,860 a	1,421,806
Electronic Manufacturing Services--.8%
SMART Modular Technologies	165,760 a	2,120,070
Environmental & Facilities Services--2.3%
Central Parking	83,820	1,859,128
Stericycle	26,150 a	2,131,225
Team	57,100 a	2,178,365
		6,168,718
Fertilizers & Agricultural Chemicals--.7%
American Vanguard	106,330	1,817,180
Food Distributors--.9%
United Natural Foods	74,710 a	2,289,114
Food Retail--.4%
Ruddick	37,600	1,131,008
General Merchandise Stores--.7%
Fred's	128,749	1,892,610
Gold--.5%
Kinross Gold	102,500 a	1,413,475
Health Care Equipment--7.1%
Cytyc	60,070 a	2,054,995
Integra LifeSciences Holdings	78,840 a	3,593,527
Natus Medical	188,530 a	3,350,178
PerkinElmer	78,600	1,903,692
Respironics	88,660 a	3,722,833

Thoratec	80,700 a	1,686,630
VIASYS Healthcare	82,740 a	2,812,333
		19,124,188
Health Care Facilities--1.8%
Psychiatric Solutions	53,350 a	2,150,539
VCA Antech	72,450 a	2,630,660
		4,781,199
Health Care Services--.7%
Pediatrix Medical Group	33,650 a	1,920,069
Health Care Supplies--.5%
Arrow International	43,720	1,406,035
Hotels, Resorts & Cruise Lines--.6%
Ambassadors Group	46,160	1,534,358
Independent Power Producers & Energy Traders--1.4%
Ormat Technologies	67,490	2,831,880
Powell Industries	26,630 a	852,160
		3,684,040
Integrated Telecommunication --1.0%
NeuStar, Cl. A	94,000 a	2,673,360
Internet Software & Services--4.5%
24/7 Real Media	493,689 a	3,964,323
DealerTrack Holdings	49,470 a	1,519,718
Marchex, Cl. B	103,810	1,590,369
SkillSoft, ADR	203,540 a	1,701,594
TheStreet.com	74,140	908,215
ValueClick	41,830 a	1,093,018
VeriSign	56,720 a	1,424,806
		12,202,043
Investment Banking & Brokerage--.5%
Piper Jaffray Cos.	21,890 a	1,355,867
Leisure Products--1.5%
Oakley	66,720	1,343,741
Steiner Leisure	60,620 a	2,726,688
		4,070,429
Life Sciences Tools & Services--1.4%
Exelixis	142,620 a	1,417,643
Thermo Fisher Scientific	49,230 a	2,301,503
		3,719,146
Managed Health Care--.5%
Centene	59,860 a	1,256,461
Movies & Entertainment--1.6%
Lions Gate Entertainment	383,120 a	4,375,230
Multi-Line Insurance--.7%
Arch Capital Group	27,630 a	1,884,642
Oil & Gas Equipment & Services--4.0%
Dril-Quip	61,140 a	2,646,139
Global Industries	76,990 a	1,408,147
Oil States International	63,540 a	2,038,999
Superior Well Services	83,130 a	1,899,521
W-H Energy Services	61,100 a	2,855,814
		10,848,620
Oil & Gas Exploration & Production--2.6%

Arena Resources	36,110 a	1,809,833
Parallel Petroleum	91,270 a	2,094,647
Penn Virginia	42,130	3,092,342
		6,996,822
Other Diversified Financial Services--1.4%
CapitalSource	97,790	2,457,463
International Securities Exchange
Holdings, Cl. A	28,540	1,392,752
		3,850,215
Packaged Foods & Meats--.5%
Hain Celestial Group	45,990 a	1,382,919
Personal Products--2.4%
Inter Parfums	158,850	3,335,850
Physicians Formula Holdings	162,360	3,065,357
		6,401,207
Pharmaceuticals--1.2%
BioMimetic Therapeutics	49,652	821,244
Covance	25,340 a	1,503,676
Santarus	121,520 a	855,501
		3,180,421
Precious Metals & Minerals--.6%
Hecla Mining	174,300 a	1,579,158
Property & Casualty Insurance--1.3%
Argonaut Group	24,140 a	781,170
CastlePoint Holdings	14,470	236,585
First Mercury Financial	94,100	1,933,755
Hallmark Financial Services	41,515 a	499,841
		3,451,351
Regional Banks--4.0%
Capitol Bancorp	38,162	1,406,270
Financial Institutions	23,398	469,598
First Midwest Bancorp/IL	41,380	1,520,715
Old National Bancorp	74,110	1,347,320
SVB Financial Group	28,950 a	1,406,681
Texas Capital Bancshares	67,880 a	1,391,540
UCBH Holdings	72,750	1,354,605
Umpqua Holdings	39,910	1,068,391
Washington Trust Bancorp	31,170	835,668
		10,800,788
Reinsurance--.6%
Montpelier Re Holdings	85,540	1,483,264
Restaurants--3.8%
California Pizza Kitchen	40,970 a	1,347,503
Cheesecake Factory	76,770 a	2,045,921
Citi Trends	49,680 a	2,123,323
Ruth's Chris Steak House	64,148 a	1,306,053
Texas Roadhouse, Cl. A	233,106 a	3,321,761
		10,144,561
Semiconductor Equipment--4.3%
Anadigics	101,444 a	1,199,068
FormFactor	29,620 a	1,325,495
Microsemi	110,120 a	2,291,597

PMC-Sierra	430,540 a	3,018,085
Tessera Technologies	45,450 a	1,806,183
Ultra Clean Holdings	114,267 a	1,976,819
		11,617,247
Semiconductors--1.7%
AMIS Holdings	205,070 a	2,245,517
Micrel	117,720 a	1,297,274
Standard Microsystems	32,660 a	997,436
		4,540,227
Soft Drinks--1.8%
Hansen Natural	64,870 a	2,457,276
National Beverage	132,470	2,323,524
		4,780,800
Specialized Consumer Services--.2%
eTelecare Global Solutions	36,740	556,611
Specialized Finance--1.2%
Portfolio Recovery Associates	70,480 a	3,146,932
Steel--1.4%
Cleveland-Cliffs	24,320	1,556,723
Schnitzer Steel Industries, Cl. A	52,500	2,108,925
		3,665,648
Technology Distributors--.9%
Foundry Networks	186,270 a	2,527,684
Trading Companies & Distributors--2.5%
MSC Industrial Direct, Cl. A	79,150	3,694,722
UAP Holding	119,886	3,099,053
		6,793,775
Total Common Stocks
(cost $240,626,478)		262,130,228

Other Investment--2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,389,000)	6,389,000 [b]	6,389,000
Total Investments (cost $247,015,478)	100.1%	268,519,228
Liabilities, Less Cash and Receivables	(.1%)	(227,809)
Net Assets	100.0%	268,291,419

a Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders Equity Growth Fund
March 31, 2007 (Unaudited)

Common Stocks--97.9%	Shares	Value ($)

Aerospace & Defense--.7%
Empresa Brasileira de Aeronautica,
ADR	34,509	1,582,583
Airlines--.4%
US Airways Group	19,443 a	884,268
Apparel Retail--.5%
Gap	61,194	1,053,149
Application Software--1.1%
Autodesk	26,545 a	998,092
Cognos	38,734 a	1,525,732
		2,523,824
Asset Management & Custody Banks--.7%
State Street	23,847	1,544,093
Biotechnology--2.5%
Amylin Pharmaceuticals	64,640 a	2,414,950
Genentech	28,092 a	2,306,915
Genzyme	18,302 a	1,098,486
		5,820,351
Building Products--.2%
Masco	20,629	565,235
Communications Equipment--5.3%
Cisco Systems	275,844 a	7,042,297
Corning	109,164 a	2,482,389
Nokia, ADR	121,433	2,783,244
		12,307,930
Computer & Electronics Retail--2.6%
Best Buy	122,199	5,953,535
Computer Hardware--6.8%
Apple Computer	63,410 a	5,891,423
Diebold	69,967	3,338,126
Hewlett-Packard	128,434	5,155,341
Sun Microsystems	227,302 a	1,366,085
		15,750,975
Computer Storage & Peripherals--2.4%
EMC/Massachusetts	128,763 a	1,783,368
SanDisk	38,980 a	1,707,324
Seagate Technology	86,692	2,019,923
		5,510,615
Data Processing & Outsourced Services--1.4%
Automatic Data Processing	40,370	1,953,908
Western Union	53,623	1,177,025
		3,130,933
Department Stores--2.1%
Federated Department Stores	108,076	4,868,824
Diversified Chemicals--.9%
E.I. du Pont de Nemours & Co.	40,292	1,991,634

Environmental & Facilities Services--.8%
Waste Management	54,812	1,886,081
Exchange Traded Funds--4.8%
iShares Russell 1000 Growth Index
Fund	67,000	3,729,220
Powershares QQQQ Trust Series 1	86,498	3,765,258
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	26,197	3,719,974
		11,214,452
Food Retail--1.0%
Whole Foods Market	54,244	2,432,843
Health Care Equipment--2.8%
Medtronic	47,364	2,323,678
Zimmer Holdings	48,617 a	4,152,378
		6,476,056
Health Care Services--.8%
Quest Diagnostics	37,396	1,864,939
Home Entertainment Software--1.7%
Electronic Arts	79,375 a	3,997,325
Home Furnishing Retail--1.0%
Bed Bath & Beyond	59,438 a	2,387,624
Home Improvement--.7%
Home Depot	44,676	1,641,396
Household Products--4.8%
Clorox	29,307	1,866,563
Colgate-Palmolive	71,803	4,795,722
Procter & Gamble	72,276	4,564,952
		11,227,237
Hypermarkets & Super Centers--2.7%
Wal-Mart Stores	134,312	6,305,948
Industrial Conglomerates--3.7%
General Electric	240,264	8,495,735
Integrated Oil & Gas--3.5%
Chevron	26,691	1,974,066
Exxon Mobil	81,988	6,185,995
		8,160,061
Internet Retail--.6%
eBay	41,242 a	1,367,172
Internet Software & Services--2.4%
Google, Cl. A	6,564 a	3,007,362
Yahoo!	79,156 a	2,476,791
		5,484,153
Investment Banking & Brokerage--3.9%
Charles Schwab	153,689	2,810,972
Goldman Sachs Group	17,054	3,523,868
Morgan Stanley	33,268	2,620,188
		8,955,028
Life Sciences Tools & Services--1.6%
Pharmaceutical Product Development	37,619	1,267,384
Thermo Fisher Scientific	54,710 a	2,557,693
		3,825,077
Managed Health Care--1.0%

UnitedHealth Group	43,372	2,297,415
Movies & Entertainment--1.1%
Walt Disney	75,577	2,602,116
Multi-Line Insurance--.8%
American International Group	26,428	1,776,490
Oil & Gas Equipment & Services--.9%
Schlumberger	29,015	2,004,937
Other Diversified Financial Services--.7%
Citigroup	30,009	1,540,662
Packaged Foods & Meats--2.1%
Cadbury Schweppes, ADR	29,200	1,500,004
Dean Foods	42,705 a	1,996,032
Unilever (NY Shares)	46,858	1,369,191
		4,865,227
Personal Products--1.9%
Avon Products	120,898	4,504,659
Pharmaceuticals--9.0%
Allergan	31,026	3,438,301
Bristol-Myers Squibb	46,687	1,296,031
Covance	39,583 a	2,348,855
Eli Lilly & Co.	22,703	1,219,378
Johnson & Johnson	71,814	4,327,512
Pfizer	70,608	1,783,558
Schering-Plough	142,347	3,631,272
Wyeth	59,844	2,993,995
		21,038,902
Semiconductor Equipment--.8%
KLA-Tencor	33,715	1,797,684
Semiconductors--4.3%
Broadcom, Cl. A	37,337 a	1,197,398
Marvell Technology Group	171,350 a	2,880,393
Maxim Integrated Products	77,364	2,274,502
Texas Instruments	119,506	3,597,131
		9,949,424
Soft Drinks--.5%
PepsiCo	18,603	1,182,407
Specialized Finance--1.0%
Chicago Mercantile Exchange
Holdings, Cl. A	4,218	2,245,916
Systems Software--6.9%
Adobe Systems	154,965 a	6,462,040
Microsoft	347,499	9,684,797
		16,146,837
Technology Distributors--.8%
Gilead Sciences	24,473 a	1,872,185
Tobacco--1.7%
Altria Group	44,469	3,904,823
Total Common Stocks
(cost $206,388,217)		226,938,760

Other Investment--2.0%	Shares	Value ($)

Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,749,000)	4,749,000 [b]	4,749,000
Total Investments (cost $211,137,217)	99.9%	231,687,760
Cash and Receivables (Net)	.1%	157,862
Net Assets	100.0%	231,845,622
ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders Growth Fund
March 31, 2007 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)

Aerospace & Defense--.7%
Empresa Brasileira de Aeronautica,
ADR	50,293	2,306,437
Airlines--.4%
US Airways Group	28,292 a	1,286,720
Apparel Retail--.5%
Gap	87,226	1,501,159
Application Software--1.1%
Autodesk	37,515 a	1,410,564
Cognos	55,490 a	2,185,751
		3,596,315
Asset Management & Custody Banks--.7%
State Street	37,052	2,399,117
Biotechnology--2.6%
Amylin Pharmaceuticals	90,883 a	3,395,389
Genentech	39,750 a	3,264,270
Genzyme	28,394 a	1,704,208
		8,363,867
Building Products--.2%
Masco	28,889	791,559
Communications Equipment--5.4%
Cisco Systems	397,990 a	10,160,685
Corning	155,452 a	3,534,978
Nokia, ADR	173,951	3,986,957
		17,682,620
Computer & Electronics Retail--2.6%
Best Buy	171,108	8,336,382
Computer Hardware--6.8%
Apple Computer	89,727 a	8,336,536
Diebold	100,304	4,785,504
Hewlett-Packard	186,250	7,476,075
Sun Microsystems	325,309 a	1,955,107
		22,553,222
Computer Storage & Peripherals--2.4%
EMC/Massachusetts	183,324 a	2,539,037
SanDisk	54,809 a	2,400,634
Seagate Technology	124,610	2,903,413
		7,843,084
Data Processing & Outsourced Services--1.4%
Automatic Data Processing	58,060	2,810,104
Western Union	76,136	1,671,185
		4,481,289
Department Stores--2.1%
Federated Department Stores	151,006	6,802,820
Diversified Chemicals--.9%
E.I. du Pont de Nemours & Co.	57,958	2,864,864

Environmental & Facilities Services--.8%
Waste Management	78,446	2,699,327
Exchange Traded Funds--3.5%
iShares Russell 1000 Growth Index
Fund	95,901	5,337,850
Powershares QQQQ Trust Series 1	66,286	2,885,429
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	23,045	3,272,390
		11,495,669
Food Retail--1.1%
Whole Foods Market	76,448	3,428,693
Health Care Equipment--2.8%
Medtronic	67,021	3,288,050
Zimmer Holdings	69,942 a	5,973,746
		9,261,796
Health Care Services--.8%
Quest Diagnostics	52,554	2,620,868
Home Entertainment Software--1.8%
Electronic Arts	113,497 a	5,715,709
Home Furnishing Retail--1.0%
Bed Bath & Beyond	83,641 a	3,359,859
Home Improvement--.7%
Home Depot	63,422	2,330,124
Household Products--5.0%
Clorox	41,366	2,634,601
Colgate-Palmolive	104,737	6,995,384
Procter & Gamble	103,942	6,564,977
		16,194,962
Hypermarkets & Super Centers--2.7%
Wal-Mart Stores	190,921	8,963,741
Industrial Conglomerates--3.7%
General Electric	337,969	11,950,584
Integrated Oil & Gas--3.6%
Chevron	38,505	2,847,830
Exxon Mobil	117,674	8,878,503
		11,726,333
Internet Retail--.6%
eBay	57,708 a	1,913,020
Internet Software & Services--2.4%
Google, Cl. A	9,220 a	4,224,235
Yahoo!	111,818 a	3,498,785
		7,723,020
Investment Banking & Brokerage--3.9%
Charles Schwab	216,931	3,967,668
Goldman Sachs Group	24,451	5,052,310
Morgan Stanley	47,843	3,768,115
		12,788,093
Life Sciences Tools & Services--1.7%
Pharmaceutical Product Development	52,715	1,775,968
Thermo Fisher Scientific	77,893 a	3,641,498
		5,417,466
Movies & Entertainment--1.1%

Walt Disney	106,932	3,681,669
Multi-Line Insurance--.8%
American International Group	38,033	2,556,578
Oil & Gas Equipment & Services--.9%
Schlumberger	41,198	2,846,782
Other Diversified Financial Services--.7%
Citigroup	42,725	2,193,502
Packaged Foods & Meats--3.1%
Cadbury Schweppes, ADR	41,489	2,131,290
Dean Foods	61,116 a	2,856,562
Unilever (NY Shares)	67,062	1,959,552
UnitedHealth Group	61,054	3,234,030
		10,181,434
Personal Products--2.0%
Avon Products	171,451	6,388,264
Pharmaceuticals--9.1%
Allergan	44,439	4,924,730
Bristol-Myers Squibb	66,818	1,854,868
Covance	55,431 a	3,289,275
Eli Lilly & Co.	32,465	1,743,695
Johnson & Johnson	103,349	6,227,811
Pfizer	102,181	2,581,092
Schering-Plough	204,853	5,225,800
Wyeth	84,242	4,214,627
		30,061,898
Semiconductor Equipment--.8%
KLA-Tencor	47,208	2,517,131
Semiconductors--4.3%
Broadcom, Cl. A	53,485 a	1,715,264
Marvell Technology Group	240,877 a	4,049,142
Maxim Integrated Products	108,755	3,197,397
Texas Instruments	167,718	5,048,312
		14,010,115
Soft Drinks--.5%
PepsiCo	26,069	1,656,946
Specialized Finance--1.0%
Chicago Mercantile Exchange
Holdings, Cl. A	5,990	3,189,435
Systems Software--6.9%
Adobe Systems	218,907 a	9,128,422
Microsoft	495,755	13,816,692
		22,945,114
Technology Distributors--.8%
Gilead Sciences	34,285 a	2,622,803
Tobacco--1.7%
Altria Group	63,632	5,587,526
Total Common Stocks
(cost $288,421,556)		318,837,916

Other Investment--2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $7,774,000)	7,774,000 [b]	7,774,000
Total Investments (cost $296,195,556)	100.0%	326,611,916
Liabilities, Less Cash and Receivables	(.0%)	(99,772)
Net Assets	100.0%	326,512,144
ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders International Equity Fund
March 31, 2007 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)

Australia--5.0%
BHP Billiton	39,500	955,268
BlueScope Steel	52,600	446,866
Commonwealth Bank of Australia	5,400	219,593
QBE Insurance Group	14,000	357,267
Woolworths	20,300	446,589
		2,425,583
Belgium--2.6%
Delhaize Group	5,900	542,325
InBev	9,700	700,363
		1,242,688
Canada--5.7%
Agrium	12,200	468,345
Bank of Nova Scotia	5,200	240,024
Canadian National Railway	8,200	362,093
Cognos	6,400 a	252,230
Research In Motion	1,700 a	232,065
Rogers Communication	7,100	232,403
Teck Cominco, Cl. B	6,800	473,084
TransCanada	6,900	229,382
Yellow Pages Income Fund (Units)	22,900	269,365
		2,758,991
Denmark--2.2%
Carlsberg, Cl. B	5,770	627,921
Novo Nordisk, Cl. B	5,000	456,277
		1,084,198
Finland--1.3%
Neste Oil	11,000	379,113
Nokia	10,800	248,579
		627,692
France--10.1%
BNP Paribas	5,607	585,649
Cap Gemini	4,670	355,526
Compagnie Generale de Geophysique-Veritas	1,484 a	311,236
Groupe Danone	1,577	257,641
Lafarge	2,843	446,964
Sanofi-Aventis	2,670	232,193
Schneider Electric	4,100	520,476
Societe Generale	3,900	673,991
Total	9,932	695,886
Vivendi	19,700	800,537
		4,880,099
Germany--6.9%
BASF	6,300	709,285
Bayerische Motoren Werke	4,000	236,338
Beiersdorf	8,100	553,569

Deutsche Bank	1,700	228,797
E.ON	2,000	270,402
MAN	4,300	500,314
Merck	3,800	490,007
ThyssenKrupp	6,500	321,618
		3,310,330
Hong Kong--1.2%
China Mobile	64,100	583,287
Ireland--.5%
Allied Irish Banks	8,900	263,936
Italy--2.3%
ENI	19,200	624,791
Fiat	10,000	252,074
Saipem	8,400	244,620
		1,121,485
Japan--20.0%
Canon	18,000	966,904
Honda Motor	23,400	816,141
Ibiden	4,800	248,880
Kenedix	45	229,888
Mitsubishi	30,900	717,172
Mitsubishi Electric	66,300	683,030
Mitsui & Co.	35,000	653,428
Mitsui Chemicals	38,000	332,145
Nikon	16,000	337,407
Nintendo	800	232,519
ORIX	3,070	799,805
SUMCO	11,000	457,400
Sumitomo Trust & Banking	55,000	573,617
Takeda Pharmaceutical	5,800	380,465
TDK	4,000	346,911
Terumo	5,900	229,812
Tokyo Electron	8,000	559,403
Tokyo Tatemono	17,000	256,500
Toyota Motor	12,500	800,874
		9,622,301
Netherlands--3.1%
ASML Holding	10,100 a	249,468
ING Groep	24,200	1,023,164
Randstad Holdings	3,200	248,189
		1,520,821
Norway--2.2%
Orkla	8,800	620,371
Telenor	25,100	445,980
		1,066,351
Spain--4.5%
ACS-Actividades de Construccion y Servicios	11,100	673,927
Banco Santander Central Hispano	20,300	362,292
Inditex	4,850	301,461
Repsol YPF	7,200	244,876
Telefonica	26,400	581,894
		2,164,450

Sweden--.9%
Volvo, Cl. B	5,400	454,717
Switzerland--7.7%
ABB	21,400	366,661
Baloise-Holding	3,900	405,999
Credit Suisse Group	9,400	674,550
Logitech International	8,100 a	224,972
Nestle	999	389,068
Roche Holding	7,790	1,378,307
Swiss Reinsurance	2,800	255,771
		3,695,328
United Kingdom--20.7%
AstraZeneca	8,200	441,167
Aviva	16,200	238,615
Barclays	19,919	282,614
Barratt Developments	11,000	239,192
British Airways	73,800 a	705,803
BT Group	79,400	474,600
GlaxoSmithKline	31,500	865,960
Hanson	29,900	481,005
HBOS	18,200	374,981
International Power	104,300	813,801
Marks & Spencer Group	20,900	278,231
Michael Page International	36,300	382,523
National Grid	32,300	506,902
Next	12,200	539,933
Reckitt Benckiser	17,500	911,211
Royal Bank of Scotland Group	12,600	491,930
Royal Dutch Shell, Cl. A	7,400	246,244
Royal Dutch Shell, Cl. B	2,500	83,191
Tesco	27,800	243,032
WPP Group	15,800	239,408
Xstrata	21,800	1,120,523
		9,960,866
Total Common Stocks
(cost $34,837,431)		46,783,123

Preferred Stocks--2.2%	Shares	Value ($)

Germany
Fresenius
(cost $664,625)	13,110	1,042,019
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

U.S. Treasury Bills
4.86%, 6/14/07
(cost $19,799)	20,000	19,802
Total Investments (cost $35,521,855)	99.1%	47,844,944
Cash and Receivables (Net)	.9%	451,849
Net Assets	100.0%	48,296,793
a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
MSCI Pan Euro	4	131,126	June 2007	5,922
TOPIX	1	145,664	June 2007	3,208
				9,130

STATEMENT OF INVESTMENTS
Dreyfus Founders Mid-Cap Growth Fund
March 31, 2007 (Unaudited)

Common Stocks--94.9%	Shares	Value ($)

Advertising--2.2%
R. H. Donnelley	80,500	5,706,645
Aerospace & Defense--4.6%
Empresa Brasileira de Aeronautica,
ADR	62,800	2,880,008
L-3 Communications Holdings	40,000	3,498,800
Precision Castparts	55,000	5,722,750
		12,101,558
Airlines--.7%
AMR	63,000 a	1,918,350
Application Software--1.4%
Cognos	96,000 a	3,781,440
Asset Management & Custody Banks--1.4%
Northern Trust	62,000	3,728,680
Biotechnology--3.4%
Amylin Pharmaceuticals	139,000 a	5,193,040
Vertex Pharmaceuticals	129,500 a	3,631,180
		8,824,220
Casinos & Gaming--2.1%
Scientific Games, Cl. A	166,000 a	5,449,780
Communications Equipment--3.0%
Foundry Networks	292,000 a	3,962,440
JDS Uniphase	256,000 a	3,898,880
		7,861,320
Computer Hardware--2.7%
Diebold	150,000	7,156,500
Computer Storage & Peripherals--4.4%
SanDisk	108,000 a	4,730,400
Seagate Technology	286,000	6,663,800
		11,394,200
Construction Materials--2.8%
Martin Marietta Materials	54,000	7,300,800
Construction,Farm Machinery&Heavy Trucks--2.6%
Joy Global	66,000	2,831,400
Terex	56,000 a	4,018,560
		6,849,960
Consumer Electronics--1.0%
Harman International Industries	26,500	2,546,120
Data Processing & Outsourced Services--.9%
CheckFree	62,000 a	2,299,580
Department Stores--1.5%
Federated Department Stores	88,000	3,964,400
Diversified Commercial & Professional Services--3.6%
Cenveo	382,000 a	9,282,600
Health Care Equipment--1.0%
Hologic	46,000 a	2,651,440

Health Care Services--3.6%
Omnicare	59,000	2,346,430
Pediatrix Medical Group	125,000 a	7,132,500
		9,478,930
Health Care Supplies--1.1%
Dade Behring Holdings	66,000	2,894,100
Home Entertainment Software--1.1%
Activision	145,000 a	2,746,300
Home Furnishing Retail--3.6%
Bed Bath & Beyond	144,500 a	5,804,565
Mohawk Industries	45,000 a	3,692,250
		9,496,815
Household Products--2.0%
Clorox	81,000	5,158,890
Housewares & Specialties--2.4%
Jarden	166,800 a	6,388,440
Integrated Telecommunications--1.3%
Globalstar	324,000 a	3,434,400
Internet Retail--1.1%
VistaPrint	78,000 a	2,987,400
Investment Banking & Brokerage--1.9%
Lazard, Cl. A	98,150	4,925,167
Life Sciences Tools & Services--1.7%
Invitrogen	71,000 a	4,519,150
Metal & Glass Containers--2.7%
Ball	156,000	7,152,600
Movies & Entertainment--2.3%
Live Nation	268,000 a	5,912,080
Multi-Line Insurance--1.9%
Arch Capital Group	71,000 a	4,842,910
Oil & Gas Equipment & Services--2.8%
BJ Services	149,500	4,171,050
Weatherford International	69,000 a	3,111,900
		7,282,950
Oil & Gas Exploration & Production--1.2%
Newfield Exploration	74,500 a	3,107,395
Packaged Foods & Meats--3.4%
Dean Foods	113,000	5,281,620
J.M. Smucker	65,500	3,492,460
		8,774,080
Pharmaceuticals--5.5%
Covance	46,000 a	2,729,640
New River Pharmaceuticals	44,000 a	2,799,720
Theravance	289,000 a	8,525,500
		14,054,860
Regional Banks--1.3%
Commerce Bancorp/NJ	103,000	3,438,140
Restaurants--1.5%
Darden Restaurants	95,000	3,913,050
Semiconductors--5.0%
Cypress Semiconductor	209,000 a	3,876,950
Marvell Technology Group	292,000 a	4,908,520

Maxim Integrated Products	50,000	1,470,000
Microchip Technology	75,000	2,664,750
		12,920,220
Specialized Finance--.6%
CIT Group	29,000	1,534,680
Steel--2.0%
Allegheny Technologies	48,500	5,174,465
Thrifts & Mortgage Finance--.7%
MGIC Investment	33,000	1,944,360
Wireless Telecommunication Services--4.9%
American Tower, Cl. A	136,050 a	5,299,148
Leap Wireless International	42,000 a	2,771,160
NII Holdings	64,000 a	4,747,520
		12,817,828
Total Common Stocks
(cost $224,815,674)		247,716,803

Other Investment--4.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,687,000)	11,687,000 [b]	11,687,000
Total Investments (cost $236,502,674)	99.4%	259,403,803
Cash and Receivables (Net)	.6%	1,572,859
Net Assets	100.0%	260,976,662
ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders Passport Fund
March 31, 2007 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)

Australia--4.2%
Allco Finance Group	57,220	518,524
Australian Worldwide Exploration	166,540 a	384,031
Babcock & Brown	22,970	510,531
Challenger Financial Services Group	125,590	484,703
Cochlear	7,460	390,643
Computershare	39,100	343,249
Downer EDI	67,920	374,787
Goodman Fielder	236,080	466,070
Incitec Pivot Limited	13,540	542,284
Jubilee Mines	19,319	273,855
Pacific Brands	174,150	432,578
		4,721,255
Austria--1.2%
Andritz	1,960	491,682
Boehler-Uddeholm	9,200	884,864
		1,376,546
Belgium--2.2%
Colruyt	1,770	405,053
Mobistar	6,670 a	564,009
Omega Pharma	4,610 a	355,084
Telenet Group Holding	11,880 a	383,098
Umicore	4,410	784,102
		2,491,346
Canada--5.6%
Astral Media	12,800	446,143
Axcan Pharma	21,800 a	360,469
Canaccord Capital	20,910	400,632
Gildan Activewear	6,800 a	400,520
Inmet Mining	19,800	1,086,470
Kingsway Financial Services	18,900	353,771
MEGA Brands	14,500 a	321,524
Methanex	14,500	323,283
Metro, Cl. A	12,300	388,870
Northbridge Financial	9,900	279,807
Quebecor	13,600	456,475
Sherritt International	48,600	699,638
Trican Well Service	19,000	374,404
WestJet Airlines	31,900 a	425,518
		6,317,524
Denmark--.4%
Sydbank	7,500	403,388
Finland--2.9%
Cargotec, Cl. B	6,280	379,271
Elisa	10,900	315,822
KCI Konecranes OYJ	17,870	599,176

Nokian Renkaat	15,310	419,262
Rautaruukki	23,470	1,093,881
Wartsila, Cl. B	6,480	400,699
		3,208,111
France--9.2%
Air France-KLM	11,490	524,164
Alstom	2,650 a	343,910
Bonduelle	2,750	317,323
Ciments Francais	3,160	666,327
CNP Assurances	4,770	555,509
Compagnie Generale de Geophysique-Veritas	3,200 a	671,128
Compagnie Generale des Etablissements Michelin, Cl. B	5,200	574,258
Euler Hermes	6,290	885,956
Eutelsat Communications	17,480	395,092
Groupe Steria SCA	5,890 a	385,617
Haulotte Group	15,460	495,445
Icade	6,800	499,606
Iliad	3,980 a	414,328
Ipsen	7,270	357,095
Natixis	18,590 a	452,215
Nexans	5,530	731,335
Nexity	5,790	493,464
Pierre & Vacances	2,800	385,258
Rhodia	90,900	333,928
Sodexho Alliance	6,700	490,558
Soitec	12,290 a	293,217
		10,265,733
Germany--7.9%
Aareal Bank	15,220	739,052
Deutsche Boerse	4,860	1,113,413
Deutsche Postbank	6,570	572,842
Fuchs Petrolub AG	4,200	368,276
Hannover Rueckversicherung	7,850	349,196
Hypo Real Estate Holding	6,940	442,586
IKB Deutsche Industriebank AG	8,440	336,545
Lanxess	10,580	544,978
Leoni	2,970	122,317
MAN	6,550	762,106
MPC Muenchmeyer Petersen Capital	1,920	162,353
MTU Aero Engines Holding	9,910	588,439
Salzgitter	4,910	716,177
Software	7,030	601,023
Stada Arzneimittel	10,200	618,331
Vivacon
V	9,230	334,139
Wincor Nixdorf	4,980	464,079
		8,835,852
Hong Kong--1.1%
Hengan International Group	195,400	572,683
Wing Hang Bank	51,500	629,456
		1,202,139
Ireland--.9%

Grafton Group (Units)	25,900	389,232
IAWS Group	24,690	573,887
		963,119
Italy--5.3%
ASM	87,200	563,499
Azimut	42,100	621,442
Banca CR Firenze	59,040	437,324
Banca Popolare di Milano	36,280	561,703
Cementir	37,400	474,376
Credito Emiliano	34,700	546,048
Fondiaria-SAI	10,940	502,288
Mediolanum	40,650	329,613
Merloni Elettrodomestici	16,400 a	350,526
Milano Assicurazioni	62,970	543,824
Pirelli & C. Real Estate	7,360	558,349
Recordati	54,930	436,966
		5,925,958
Japan--15.7%
Alpine Electronics	19,500	350,815
Ardepro	920	330,244
Asahi Pretec	18,150	455,906
Chiyoda Integre	10,000	235,064
COMSYS Holdings	27,000	289,842
Dainippon Screen Manufacturing	49,000	370,494
Exedy	19,000	541,752
Fuji Machine Manufacturing	4,400	71,429
Gigas K's Denki	18,300	487,627
Goldcrest	7,800	428,921
Hisamitsu Pharmaceutical	12,000	354,379
Hitachi Construction Machinery	17,200	465,614
Hitachi High-Technologies	16,000	437,203
Hogy Medical	7,200	336,660
Izumi	33,600	624,440
Joint	16,700	634,895
Kansai Paint	43,000	367,456
Keihin	14,900	338,234
Kenedix	179	914,443
Kintetsu World Express	11,700	415,020
Kyowa Exeo	43,000	471,453
Makita	10,700	396,801
Meiji Dairies	65,996	518,044
Mitsubishi Gas Chemical	41,000	393,160
Mori Seiki	19,500	464,168
Nichirei	61,000	356,662
Nippon Chemi-Con	39,000	346,512
Nippon Suisan Kaisha	50,000	327,138
Nissin Kogyo	27,100	664,622
Nitto Boseki	124,000	453,530
NSD	27,600	427,210
NTN	57,000	493,381
Suruga Bank	47,000	612,627
Taiyo Nippon Sanso	53,000	478,547

Takeuchi Manufacturing	7,200	300,000
Toho Pharmaceutical	22,700	410,311
Tosoh	95,000	489,350
Ube Industries	111,000	352,291
Ulvac	14,000	422,946
Urban	23,100	339,325
Yaskawa Electric	34,000	401,629
		17,570,145
Luxembourg--.3%
Oriflame Cosmetics	8,600	331,300
Netherlands--4.8%
Aalberts Industries	7,780	768,449
Endemol	15,610	487,741
Fugro	14,790	750,771
Randstad Holdings	4,910	380,815
SBM Offshore	15,240	549,470
Sligro Food Group	4,520	349,420
SNS Reaal	14,400	332,978
TomTom	9,800 a	399,415
Univar	9,510	527,592
USG People	9,740	401,784
Wolters Kluwer	14,530	435,945
		5,384,380
Norway--2.2%
Aker Yards	21,500	371,403
Ementor	70,500 a	617,627
Tandberg	23,900	499,367
TGS-NOPEC Geophysical	42,700 a	987,011
		2,475,408
Portugal--.4%
Banco BPI	50,280	436,581
Singapore--.6%
United Test and Assembly Center	629,000 a	377,280
Wing Tai Holdings	160,500	336,413
		713,693
South Korea--3.0%
Daegu Bank	15,490	281,547
GS Engineering & Construction	5,800	519,090
Hite Brewery	3,440	411,352
Honam Petrochemical	4,420	382,898
Hyundai Mipo Dockyard	4,250	783,774
Jusung Engineering	35,820 a	426,428
Korea Zinc	5,300	566,167
		3,371,256
Spain--3.0%
Abengoa	9,320	386,201
Banco Pastor	21,000	485,312
Bolsas y Mercados Espanoles	9,860	482,864
Ebro Puleva	17,960	423,935
Fomento de Construcciones y Contratas	5,690	584,894
Sol Melia	24,080	579,009
Union Fenosa	8,540	460,546

		3,402,761
Sweden--1.3%
Alfa Laval	9,600	497,680
Getinge, Cl. B	15,800	359,770
NCC AB	17,300	556,202
		1,413,652
Switzerland--6.5%
Actelion	5,020 a	1,170,156
Barry Callebaut	1,059 a	787,834
Galenica Holding	1,250	397,070
Georg Fischer	979 a	708,982
Julius Baer Holding	6,680	911,446
Kudelski	11,580 a	407,871
Rieter Holding	1,132 a	564,067
Sika Finanz AG	573	973,744
Sulzer	335	470,596
Swatch Group, Cl. B	2,120	560,466
Valora Holding	1,065	304,561
		7,256,793
United Kingdom--19.6%
Admiral Group	16,450	371,943
Aegis Group	120,830	356,662
Amlin	80,650	449,934
Ashtead Group	103,780	308,377
Barratt Developments	22,880	497,519
British Airways	74,980 a	717,088
Burren Energy	46,380	729,237
Carphone Warehouse Group	47,060	256,289
Cattles	60,960	491,236
Charter	37,960 a	662,957
Chemring Group	15,189	555,050
Close Brothers Group	32,710	652,050
Cookson Group	47,810	584,724
Crest Nicholson	35,870	437,284
Croda International	60,300	757,058
Daily Mail & General Trust, Cl. A	37,780	603,683
Dairy Crest Group	35,050	459,705
David S. Smith (Holdings)	142,660	628,140
Enterprise Inns	47,360	623,023
Greene King	22,980	498,789
Inchcape	62,550	702,221
Informa	63,180	755,917
International Power	121,690	949,487
Kelda Group	40,840	753,840
Kier Group	11,145	526,579
LogicaCMG	109,440	383,342
McBride	80,780	381,113
Michael Page International	79,970	842,709
Morgan Sindall	15,310	377,500
N Brown Group	55,246	352,510
Next	14,630	647,478
Persimmon	15,290	423,042

Petrofac	79,260	686,664
Regus Group	159,610	465,635
Restaurant Group	53,962	387,589
Savills	50,550	658,522
SIG	15,510	387,010
Speedy Hire	13,981	321,896
Sthree	41,240	353,020
Tilbury Douglas	40,900	391,760
Wood Group (John)	114,660	606,389
		21,994,971
Total Common Stocks
(cost $85,703,291)		110,061,911

Preferred Stocks--1.6%	Shares	Value ($)

Germany
Fresenius	11,670	927,564
Hugo Boss	7,850	456,158
ProSieben Sat.1 Media	11,020 a	390,548
Total Preferred Stocks
(cost $1,150,313)		1,774,270
Total Investments (cost $86,853,604)	99.9%	111,836,181
Cash and Receivables (Net)	.1%	126,817
Net Assets	100.0%	111,962,998
a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Founders World Wide Growth Fund
March 31, 2007 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)

Australia--2.7%
BHP Billiton	28,459	688,253
BlueScope Steel	36,900	313,486
Commonwealth Bank of Australia	4,100	166,728
QBE Insurance Group	10,340	263,867
Woolworths	15,900	349,791
		1,782,125
Belgium--1.4%
Delhaize Group	4,080	375,031
InBev	7,076	510,904
		885,935
Canada--2.9%
Agrium	9,000	345,500
Bank of Nova Scotia	3,800	175,402
Canadian National Railway	4,000	176,631
Cognos	5,100 a	200,996
Research In Motion	1,300 a	177,462
Rogers Communication	4,900	160,391
Teck Cominco, Cl. B	3,500	243,499
TransCanada	5,000	166,219
Yellow Pages Income Fund (Units)	18,600	218,786
		1,864,886
Denmark--1.2%
Carlsberg, Cl. B	4,180	454,890
Novo Nordisk, Cl. B	3,700	337,645
		792,535
Finland--.7%
Neste Oil	7,820	269,515
Nokia	7,500	172,625
		442,140
France--5.3%
BNP Paribas	3,854	402,549
Cap Gemini	3,360	255,796
Compagnie Generale de Geophysique-Veritas	1,157 a	242,655
Groupe Danone	1,131	184,776
Lafarge	1,813	285,032
Sanofi-Aventis	1,939	168,622
Schneider Electric	3,074	390,230
Societe Generale	2,696	465,918
Total	6,538	458,085
Vivendi	14,645	595,120
		3,448,783
Germany--3.6%
BASF	4,321	486,480
Bayerische Motoren Werke	2,890	170,754
Beiersdorf	5,800	396,383

Deutsche Bank	1,200	161,504
E.ON	1,620	219,025
MAN	3,120	363,018
Merck	2,530	326,241
ThyssenKrupp	4,519	223,599
		2,347,004
Hong Kong--.7%
China Mobile	47,700	434,053
Ireland--.3%
Allied Irish Banks	6,480	192,169
Italy--1.2%
ENI	13,213	429,967
Fiat	6,800	171,410
Saipem	5,800	168,904
		770,281
Japan--10.6%
Canon	13,150	706,377
Honda Motor	16,100	561,533
Ibiden	3,900	202,215
Kenedix	31	158,367
Mitsubishi	21,200	492,040
Mitsubishi Electric	49,600	510,984
Mitsui & Co.	24,000	448,065
Mitsui Chemicals	28,000	244,739
Nikon	12,000	253,055
Nintendo	600	174,389
ORIX	2,060	536,677
SUMCO	8,200	340,971
Sumitomo Trust & Banking	43,000	448,464
Takeda Pharmaceutical	4,000	262,390
TDK	2,700	234,165
Terumo	4,200	163,595
Tokyo Electron	6,100	426,544
Tokyo Tatemono	11,000	165,971
Toyota Motor	8,600	551,001
		6,881,542
Netherlands--1.7%
ASML Holding	7,450 a	184,013
ING Groep	17,992	760,693
Randstad Holdings	2,200	170,630
		1,115,336
Norway--1.1%
Orkla	6,000	422,980
Telenor	17,600	312,719
		735,699
Spain--2.3%
ACS-Actividades de Construccion y Servicios	6,750	409,820
Banco Santander Central Hispano	13,903	248,125
Inditex	3,520	218,792
Repsol YPF	5,581	189,813
Telefonica	18,220	401,595
		1,468,145

Sweden--.5%
Volvo, Cl. B	3,900	328,407
Switzerland--4.1%
ABB	17,150	293,843
Baloise-Holding	3,253	338,645
Credit Suisse Group	6,887	494,216
Logitech International	5,800 a	161,091
Nestle	683	266,000
Roche Holding	5,365	949,245
Swiss Reinsurance	2,000	182,693
		2,685,733
United Kingdom--10.9%
AstraZeneca	5,519	296,927
Aviva	13,359	196,769
Barclays	16,673	236,559
Barratt Developments	8,030	174,610
British Airways	53,900 a	515,485
BT Group	54,491	325,711
GlaxoSmithKline	21,660	595,451
Hanson	20,600	331,395
HBOS	12,503	257,604
International Power	68,421	533,855
Marks & Spencer Group	16,210	215,795
Michael Page International	24,900	262,392
National Grid	23,600	370,368
Next	8,760	387,690
Reckitt Benckiser	12,000	624,830
Royal Bank of Scotland Group	9,810	383,003
Royal Dutch Shell, Cl. A	5,847	194,566
Royal Dutch Shell, Cl. B	1,780	59,232
Tesco	19,000	166,101
WPP Group	10,800	163,646
Xstrata	15,006	771,310
		7,063,299
United States--45.2%
Adobe Systems	42,094 a	1,755,320
Altria Group	12,184	1,069,877
Amylin Pharmaceuticals	17,967 a	671,247
Apple Computer	15,750 a	1,463,333
Autodesk	7,199 a	270,683
Avon Products	21,760	810,778
Best Buy	29,871	1,455,315
Bristol-Myers Squibb	12,974	360,158
Broadcom, Cl. A	10,317 a	330,866
Chevron	7,442	550,410
Chicago Mercantile Exchange Holdings, Cl. A	1,168	621,913
Cisco Systems	24,552 a	626,813
Citigroup	8,235	422,785
Clorox	7,817	497,865
Colgate-Palmolive	9,817	655,677
Covance	10,699 a	634,879
Diebold	19,756	942,559

eBay	11,092 a	367,700
Electronic Arts	21,870 a	1,101,373
Eli Lilly & Co.	6,240	335,150
Exxon Mobil	9,314	702,741
Federated Department Stores	14,039	632,457
Gap	16,867	290,281
Genentech	5,932 a	487,136
General Electric	14,950	528,632
Gilead Sciences	6,670 a	510,255
Google, Cl. A	1,445 a	662,041
Hewlett-Packard	9,872	396,262
Home Depot	12,300	451,902
KLA-Tencor	9,193	490,171
Masco	5,576	152,782
Maxim Integrated Products	20,801	611,549
Microsoft	27,970	779,524
Procter & Gamble	10,702	675,938
Quest Diagnostics	10,057	501,543
SanDisk	10,919 a	478,252
Schlumberger	2,566	177,311
Texas Instruments	32,569	980,327
Thermo Fisher Scientific	15,013 a	701,858
Wal-Mart Stores	21,688	1,018,252
Walt Disney	20,721	713,424
Western Union	14,852	326,001
Whole Foods Market	14,640	656,604
Wyeth	7,512	375,825
Yahoo!	21,501 a	672,766
Zimmer Holdings	4,861 a	415,178
		29,333,713
Total Common Stocks
(cost $52,532,638)		62,571,785

Preferred Stocks--1.2%	Shares	Value ($)

Germany
Fresenius
(cost $504,697)	9,663	768,042
Total Investments (cost $53,037,335)	97.6%	63,339,827
Cash and Receivables (Net)	2.4%	1,569,542
Net Assets	100.0%	64,909,369
a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Founders Funds, Inc. (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) have concluded that the Funds’ Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds’ management, including the Funds’ PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2007, there was no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer, President

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer, Principal Executive Officer

Date:	May 25, 2007

By:	/s/ Jennifer L. Carnes
Jennifer L. Carnes, Principal Financial Officer

Date:	May 25, 2007

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